Schedule of Investments (unaudited)	iShares® Future Metaverse Tech and Communications ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.1%
Arista Networks Inc.(a)	56	$9,075

Electronic Equipment, Instruments & Components — 0.1%
TDK Corp.	100	3,901

Entertainment — 28.8%
Activision Blizzard Inc.(a)	3,084	259,981
Electronic Arts Inc.	1,960	254,212
Kakao Games Corp.(a)	1,536	38,654
NetEase Inc.	13,500	261,480
Nintendo Co. Ltd.	5,700	259,853
ROBLOX Corp., Class A(a)	6,388	257,437
Take-Two Interactive Software Inc.(a)	1,860	273,718
Ubisoft Entertainment SA(a)	3,132	88,527
		1,693,862
Household Durables — 4.9%
Garmin Ltd.	500	52,145
Sony Group Corp.	2,600	234,702
		286,847
Interactive Media & Services — 12.4%
Alphabet Inc., Class A(a)	1,240	148,428
Bumble Inc., Class A(a)	23	386
JOYY Inc., ADR	8	246
Match Group Inc.(a)	52	2,176
Meta Platforms Inc, Class A(a)	1,008	289,276
Snap Inc., Class A, NVS(a)	3,328	39,403
Tencent Holdings Ltd.	5,900	250,167
		730,082
IT Services — 0.3%
Shopify Inc., Class A(a)	240	15,511
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 14.6%
Advanced Micro Devices Inc.(a)	336	$38,274
Intel Corp.	868	29,026
Micron Technology Inc.	2,328	146,920
Nvidia Corp.	740	313,035
Qualcomm Inc.	1,456	173,322
SK Hynix Inc.	1,800	158,156
		858,733
Software — 31.4%
Adobe Inc.(a)	96	46,943
Ansys Inc.(a)	788	260,253
Aspen Technology Inc.(a)	4	670
Autodesk Inc.(a)	1,232	252,079
Dassault Systemes SE	5,604	248,319
Microsoft Corp.	520	177,081
PTC Inc.(a)	1,812	257,848
Salesforce Inc.(a)	224	47,322
Unity Software Inc.(a)	7,076	307,240
Zoom Video Communications Inc., Class A(a)	3,712	251,971
		1,849,726
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	1,892	366,991
Samsung Electronics Co. Ltd.	1,056	58,147
		425,138
Total Investments — 99.8%
(Cost: $5,207,130)		5,872,875

Other Assets Less Liabilities — 0.2%		11,164

Net Assets — 100.0%		$5,884,039

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$60	(b)	$—		$(60)	$—	$—	—	$36	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—		0	(b)	—	—	—	—	3	—
						$(60)	$—	$—		$39	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Future Metaverse Tech and Communications ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,270,969	$1,601,906	$—	$5,872,875

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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